Real Estate and Other Assets Acquired in Settlement of Loans (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of real estate acquired in settlement of loans
Balance at beginning of period	$ 19,225	$ 15,140
Additions	2,233	5,804
Proceeds from sales	(4,057)	(1,836)	$ (4,560)
Charge-offs against the valuation allowance for other real estate owned	(317)	(39)
Net gain on sales	207	156
Total other real estate and repossessed assets	17,291	19,225	$ 15,140
Less valuation allowance for other real estate owned	(3,129)
Balance at end of period	$ 14,162	$ 15,992